Commitments and contingencies - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments and contingencies [line items]
Amount of outstanding funds	$ 451.8	$ 460.5
Defense costs	$ 6.4
Number of Months amortized defense cost equally over period	30 months
Senior notes [member]
Disclosure of commitments and contingencies [line items]
Amount of outstanding funds	$ 60.3
Senior notes, maturity	maturing in 2022